Note 19 - Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2017	2018	2019
Time charter revenues	39,363	39,442	61,695
Time charter revenues from related parties	-	1,606	1,311
Voyage charter revenue	-	-	3,082
Total	39,363	41,048	66,088